Investment Objectives and Goals - Mango Growth ETF	Dec. 17, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Mango Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Mango Growth ETF (the “Fund”) is an actively managed Exchange Traded Fund (“ETF”) that seeks long-term capital appreciation.